1933 Act File No. 002-97596
1940 Act File No. 811-04297

VAN ECK FUNDS

Global Hard Assets Fund – Class A and Class C Shares

Supplement dated March 2, 2010 (the “Supplement”)

to the Prospectus (the “Prospectus”)

dated May 1, 2009, as supplemented on December 1, 2009

This Supplement updates certain information contained in the above-dated Prospectus for the Van Eck Funds relating to the Class A and Class C shares of the Global Hard Assets Fund (the “Fund”). All terms not defined herein shall have the same meanings given to them in the Prospectus.

The Adviser has agreed to implement a breakpoint schedule for the Fund’s investment advisory fees. Accordingly, the Prospectus is revised as follows:

The second sentence of the third full paragraph on page 59 of the Prospectus is replaced with the following:

“Global Hard Assets Fund pays the Adviser a monthly fee at the annual rate of 1.00% of the first $2.5 billion of average daily net assets of the Fund and 0.90% of average daily net assets in excess of $2.5 billion, which includes the fees paid for accounting and administrative services.”

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

1933 Act File No. 002-97596
1940 Act File No. 811-04297

VAN ECK FUNDS

Global Hard Assets Fund – Class I Shares

Supplement dated March 2, 2010 (the “Supplement”)

to the Prospectus (the “Prospectus”)

dated May 1, 2009, as supplemented on December 1, 2009

This Supplement updates certain information contained in the above-dated Prospectus for the Van Eck Funds relating to the Class I shares of the Global Hard Assets Fund (the “Fund”). All terms not defined herein shall have the same meanings given to them in the Prospectus.

The Adviser has agreed to implement a breakpoint schedule for the Fund’s investment advisory fees. Accordingly, the Prospectus is revised as follows:

The second sentence of the third full paragraph on page 52 of the Prospectus is replaced with the following:

“Global Hard Assets Fund pays the Adviser a monthly fee at the annual rate of 1.00% of the first $2.5 billion of average daily net assets of the Fund and 0.90% of average daily net assets in excess of $2.5 billion, which includes the fees paid for accounting and administrative services.”

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE